CONSOLDIATED BALANCE SHEETS - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Current assets
Cash	$ 1,806,606	$ 1,757,695
Accounts receivable, net (allowance for doubtful accounts was $26,000 at December 31, 2020 and $10,000 at December 31, 2019)	531,244	548,825
Prepaid expenses	121,339	107,428
Total current assets	2,459,189	2,413,948
Equipment and software licenses - at cost, less accumulated depreciation and amortization	540,918	210,004
Other assets
Intangible asset, less accumulated amortization	455,320	657,871
Right-of-use asset	441,940	542,975
Total other assets	897,260	1,200,846
Total assets	3,897,367	3,824,798
Current liabilities
Accounts payable	153,427	137,582
Accrued liabilities	373,487	479,081
Deferred revenue	870,184	1,977,825
Current portion of note payable	514,678	0
Current portion of acquisition note payable	18,102	57,492
Current portion of operating lease payable	105,615	124,452
Current portion of finance lease obligations	125,449	129,532
Total current liabilities	2,160,942	2,905,964
Note payable	195,822	0
Acquisition note payable	0	14,666
Convertible notes payable, net of discount	734,282	0
Operating lease payable, net of current portion	336,520	412,302
Finance lease obligations, net of current portion	380,209	27,006
Total long-term liabilities	1,646,833	453,974
Commitments	0	0
Stockholders' equity
Preferred stock, $0.001 par value, 20,000,000 shares authorized, no shares issued and outstanding	0	0
Common stock, $0.001 par value, 180,000,000 shares authorized, and 42,499,783 and 41,249,783 shares issued and outstanding, respectively	42,500	41,250
Additional paid in capital	7,160,175	6,037,767
Accumulated deficit	(7,113,083)	(5,614,157)
Total stockholders' equity	89,592	464,860
Total liabilities and stockholders' equity	$ 3,897,367	$ 3,824,798